15 INCOME TAXES	12 Months Ended
Dec. 31, 2017
Notes
15 INCOME TAXES

15       INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the federal and state statutory income tax rates to loss before income taxes.

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26% (2016 - 26%) to the effective tax rate is as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year ended December 31, 2015

Net loss before income taxes	$ (4,400,387)	$ (8,510,866)	$ (3,118,001)

Expected income tax recovery at statutory rates	(1,144,101)	(2,212,825)	(826,275)

Effect on income taxes of:
Difference in foreign tax rates	118,040	(160,578)	(151,180)
Tax rate changes and adjustments	1,414,049	(32,871)	108,820
Prior year true-ups	(322,023)	-	-
Share based compensation and non- deductible expenses	212,376	461,925	(221,530)
Foreign exchange rate translation adjustments	(175,106)	-	-
Utilization of losses not previously recognized	(123,309)	(13,261)	-
Change in tax benefits not recognized	63,558	2,019,466	1,090,165
Income tax expense	$ 43,484	$ 61,856	$ -

The following table summarizes the components of deferred tax:

	December 31, 2017	December 31, 2016	December 31, 2015
Deferred tax assets:
Non-Capital Losses Carried Forward	$ 547,512	$ 1,380,983	$ 115,780

Deferred tax liabilities:
Equipment	(3,466)	(4,915)	-
Intangible Asset	(544,046)	(1,368,271)	(100,185)
Note Payable	-	(7,797)	(15,595)

Deferred taxes are provided as a result  of  temporary  differences  that  arise  due  to  the  differences between the  income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31, 2017	December 31, 2016	December 31, 2015

Deferred tax assets:
Other temporary differences	16,390	74,838	78,660
Equipment	1,408.601	1,318,118	98,010
Intangible assets	-	1,682	948,570
Share issuance and financing costs	458,062	630,643	791,570
Non-capital loss carry forwards	27,863,262	22,166,482	18,237,240

The Canadian non-capital loss carry forwards expire as noted in the table below. The U.S. net operating losses of $11,266,595 expire 2027 – 2037. Due to the acquisition in the prior year of a US company Section 382 of the Internal Revenue Code imposes annual limits on the Company’s ability to utilize its U.S. federal and state net operating loss carryforwards ("NOLs"). The Company’s NOLs will continue to be available to offset taxable income (until such NOLs are either utilized or expire) subject to the Section 382 annual limitation. The net operating losses for Ireland and UK of $1,786,307 and $344,120 may be carried forward indefinitely.

Share issue and financing costs will be fully amortized in 2021. The remaining deductible temporary differences may be carried forward indefinitely. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the group can utilize the benefits therefrom.

The Company's total Canadian non-capital income tax losses expire as follows:

Year	Canada
2023	386,011
2024	120,522
2025	1,247,040
2026	765,696
2027	2,924,214
2028	259,259
2029	165,792
2030	182,480
2031	278,033
2032	637,864
2033	383,720
2034	1,085,045
2035	1,464,744
2036	2,667,838
2037	2,336,477
14,904,735